Finance Receivables - Net Finance Receivables by Type and by Days Delinquent (Details) (10-K) - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Net finance receivables:
Finance receivables	$ 869,724	$ 700,370	$ 266,279
Current	$ 7,383,766	7,409,707	4,647,000
OneMain Holdings Inc [Member]
Net finance receivables:
Finance receivables		15,390,000,000	6,483,000,000
Total delinquent finance receivables		421,000,000	240,000,000
Financing Receivables, 1 to 29 Days Past Due [Member]
Net finance receivables:
Current		14,747,000,000	6,110,000,000
Financing Receivables, 120 To 149 Days Past Due [Member]
Net finance receivables:
Finance receivables		68,000,000	46,000,000
Financing Receivables, 60 to 89 Days Past Due [Member]
Net finance receivables:
Finance receivables		164,000,000	81,000,000
Financing Receivables Equal To Greater Than 180 Days Past Due [Member]
Net finance receivables:
Finance receivables		17,000,000	16,000,000
Financing Receivables, 150 To 179 Days Past Due [Member]
Net finance receivables:
Finance receivables		62,000,000	39,000,000
Financing Receivables, 30 to 59 Days Past Due [Member]
Net finance receivables:
Finance receivables		222,000,000	133,000,000
Financing Receivables, 90 To 119 Days Past Due [Member]
Net finance receivables:
Finance receivables		110,000,000	58,000,000
Credit Card Receivable [Member]
Net finance receivables:
Finance receivables		23,000,000	48,000,000
Total delinquent finance receivables		1,000,000	2,000,000
Credit Card Receivable [Member] | Financing Receivables, 1 to 29 Days Past Due [Member]
Net finance receivables:
Current		22,000,000	45,000,000
Credit Card Receivable [Member] | Financing Receivables, 120 To 149 Days Past Due [Member]
Net finance receivables:
Finance receivables		1,000,000	1,000,000
Credit Card Receivable [Member] | Financing Receivables, 60 to 89 Days Past Due [Member]
Net finance receivables:
Finance receivables		0	1,000,000
Credit Card Receivable [Member] | Financing Receivables Equal To Greater Than 180 Days Past Due [Member]
Net finance receivables:
Finance receivables		0	0
Credit Card Receivable [Member] | Financing Receivables, 150 To 179 Days Past Due [Member]
Net finance receivables:
Finance receivables		0	0
Credit Card Receivable [Member] | Financing Receivables, 30 to 59 Days Past Due [Member]
Net finance receivables:
Finance receivables		0	1,000,000
Credit Card Receivable [Member] | Financing Receivables, 90 To 119 Days Past Due [Member]
Net finance receivables:
Finance receivables		0	0
Residential Portfolio Segment [Member]
Net finance receivables:
Finance receivables		524,000,000	625,000,000
Total delinquent finance receivables		37,000,000	42,000,000
Residential Portfolio Segment [Member] | Financing Receivables, 1 to 29 Days Past Due [Member]
Net finance receivables:
Current		474,000,000	565,000,000
Residential Portfolio Segment [Member] | Financing Receivables, 120 To 149 Days Past Due [Member]
Net finance receivables:
Finance receivables		2,000,000	5,000,000
Residential Portfolio Segment [Member] | Financing Receivables, 60 to 89 Days Past Due [Member]
Net finance receivables:
Finance receivables		18,000,000	12,000,000
Residential Portfolio Segment [Member] | Financing Receivables Equal To Greater Than 180 Days Past Due [Member]
Net finance receivables:
Finance receivables		12,000,000	12,000,000
Residential Portfolio Segment [Member] | Financing Receivables, 150 To 179 Days Past Due [Member]
Net finance receivables:
Finance receivables		2,000,000	4,000,000
Residential Portfolio Segment [Member] | Financing Receivables, 30 to 59 Days Past Due [Member]
Net finance receivables:
Finance receivables		13,000,000	18,000,000
Residential Portfolio Segment [Member] | Financing Receivables, 90 To 119 Days Past Due [Member]
Net finance receivables:
Finance receivables		3,000,000	9,000,000
Consumer Loan [Member]
Net finance receivables:
Finance receivables		13,267,000,000	3,831,000,000
Total delinquent finance receivables		325,000,000	114,000,000
Consumer Loan [Member] | Financing Receivables, 1 to 29 Days Past Due [Member]
Net finance receivables:
Current		12,776,000,000	3,661,000,000
Consumer Loan [Member] | Financing Receivables, 120 To 149 Days Past Due [Member]
Net finance receivables:
Finance receivables		54,000,000	24,000,000
Consumer Loan [Member] | Financing Receivables, 60 to 89 Days Past Due [Member]
Net finance receivables:
Finance receivables		124,000,000	37,000,000
Consumer Loan [Member] | Financing Receivables Equal To Greater Than 180 Days Past Due [Member]
Net finance receivables:
Finance receivables		4,000,000	2,000,000
Consumer Loan [Member] | Financing Receivables, 150 To 179 Days Past Due [Member]
Net finance receivables:
Finance receivables		50,000,000	21,000,000
Consumer Loan [Member] | Financing Receivables, 30 to 59 Days Past Due [Member]
Net finance receivables:
Finance receivables		166,000,000	56,000,000
Consumer Loan [Member] | Financing Receivables, 90 To 119 Days Past Due [Member]
Net finance receivables:
Finance receivables		93,000,000	30,000,000
Spring Castle Portfolio [Member]
Net finance receivables:
Finance receivables		1,576,000,000	1,979,000,000
Total delinquent finance receivables		58,000,000	82,000,000
Spring Castle Portfolio [Member] | Financing Receivables, 1 to 29 Days Past Due [Member]
Net finance receivables:
Current		1,475,000,000	1,839,000,000
Spring Castle Portfolio [Member] | Financing Receivables, 120 To 149 Days Past Due [Member]
Net finance receivables:
Finance receivables		11,000,000	16,000,000
Spring Castle Portfolio [Member] | Financing Receivables, 60 to 89 Days Past Due [Member]
Net finance receivables:
Finance receivables		22,000,000	31,000,000
Spring Castle Portfolio [Member] | Financing Receivables Equal To Greater Than 180 Days Past Due [Member]
Net finance receivables:
Finance receivables		1,000,000	2,000,000
Spring Castle Portfolio [Member] | Financing Receivables, 150 To 179 Days Past Due [Member]
Net finance receivables:
Finance receivables		10,000,000	14,000,000
Spring Castle Portfolio [Member] | Financing Receivables, 30 to 59 Days Past Due [Member]
Net finance receivables:
Finance receivables		43,000,000	58,000,000
Spring Castle Portfolio [Member] | Financing Receivables, 90 To 119 Days Past Due [Member]
Net finance receivables:
Finance receivables		$ 14,000,000	$ 19,000,000